RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of consolidated statements of financial position

Consolidated statements of financial position	As at	As at
	December 31,	December 31,
	2025	2024
Accrued liabilities	(382)	(1,857)
Deferred consideration - current	—	(1,244)
Loans payable	—	(6,579)
Net related party payable	(382)	(9,680)

Schedule of other related party transactions

Consolidated statements of changes in equity	Year Ended December 31,
	2025	2024
Shares issued as deferred consideration to Wild Streak Vendors
Shares to be issued	—	(3,491)
Share capital	—	3,491
Shares issued as consideration to Spin Vendors
Share capital	—	2,139
Exercise of DSUs, RSUs and FSOs
Contributed surplus	(780)	(2,698)
Share capital	817	2,968
Net movement in equity	37	2,409

Consolidated statements of cash flows	Year Ended December 31,
	2025	2024
Proceeds from loan	—	6,532
Interest paid on loan	—	(454)
Proceeds from exercise of options	37	270
Net cash inflow	37	6,348

Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

		Year Ended December 31,
	'	2025	2024
Salaries and subcontractors		(2,489)	(3,521)
Share based compensation		(881)	(698)
		(3,370)	(4,219)

Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Schedule of transactions recorded in the consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2025	2024
Salaries and subcontractors	—	(1,858)
Share based compensation	—	(16)
Gain on remeasurement of deferred consideration	—	132
Interest and financing fees	—	(1,045)
	—	(2,787)